Intangible assets - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Exploration and evaluation costs	$ 624	$ 488	$ 445
Exploration and evaluation assets
Disclosure of detailed information about intangible assets [Line Items]
Capitalised related to projects which had not yet been approved to proceed	$ 173	$ 233